FINANCIAL RISK MANAGEMENT - CAPITAL RISK MANAGEMENT (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT [abstract]
Short-term loans	¥ 0	¥ 0
Long-term loans	0	0
Bond payables	0	0
Long-term payables	¥ 0	¥ 0